Subordinated Liabilities - Dated (Parenthetical) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional amount | £			£ 6,705				£ 6,440
Debt to equity reclassification | £	£ 419
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m), Due 2025 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,250,000,000
Interest rate		2.625%	2.625%	2.625%	2.625%	2.625%
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,500,000,000
Interest rate		2.00%	2.00%	2.00%	2.00%	2.00%
4.375% Fixed Rate Subordinated Notes (USD 1,250m) , Due 2024 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 1,250,000,000
Interest rate		4.375%	4.375%	4.375%	4.375%	4.375%
3.75% Resetting Subordinated Callable Note, Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 200,000,000
Interest rate		3.75%	3.75%	3.75%	3.75%	3.75%
5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 2,050,000,000
Interest rate		5.20%	5.20%	5.20%	5.20%	5.20%
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 2,000,000,000
Interest rate		4.836%	4.836%	4.836%	4.836%	4.836%
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 40,000,000
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		40,000,000
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,750,000,000
Interest rate		6.00%	6.00%	6.00%	6.00%	6.00%
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,750,000,000
Interest rate		6.00%	6.00%	6.00%	6.00%	6.00%
CMS-Linked Subordinated Notes (EUR 100m), Due 2018 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 100,000,000
CMS-Linked Subordinated Notes (EUR 135m), Due 2018 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 135,000,000
7.75% Contingent Capital Notes (USD 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 1,000,000,000
Interest rate		7.75%	7.75%	7.75%	7.75%	7.75%
7.75% Contingent Capital Notes (USD 1,000m), Due 2023 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 1,000,000,000
Interest rate		7.75%	7.75%	7.75%	7.75%	7.75%
Floating Rate Subordinated Notes (EUR 50m), Due 2019 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 50,000,000
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 1,094,000,000
Interest rate		5.14%	5.14%	5.14%	5.14%	5.14%
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,500,000,000
Interest rate		6.00%	6.00%	6.00%	6.00%	6.00%
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		9.50%	9.50%	9.50%	9.50%	9.50%
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 100,000,000
10% Fixed Rate Subordinated Notes, Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		10.00%	10.00%	10.00%	10.00%	10.00%
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 1,521,000,000
Interest rate		10.179%	10.179%	10.179%	10.179%	10.179%
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 50,000,000
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000,000,000
Interest rate		6.625%	6.625%	6.625%	6.625%	6.625%
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 3,000,000,000
Interest rate		7.625%	7.625%	7.625%	7.625%	7.625%
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 50,000,000
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.75%	5.75%	5.75%	5.75%	5.75%
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥				¥ 15,000,000,000
Interest rate		5.40%	5.40%	5.40%	5.40%	5.40%
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.33%	6.33%	6.33%	6.33%	6.33%
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 68,000,000